Divestitures - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Gaming software and service business	Dec. 31, 2010 Gaming software and service business	Jul. 31, 2012 Infocomm Asia Holdings Pte Ltd	Dec. 31, 2012 Infocomm Asia Holdings Pte Ltd	Aug. 15, 2012 Infocomm Asia Holdings Pte Ltd	Dec. 31, 2012 Shanghai JIDI Network Technology Co., Ltd.	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2011 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2012 Mangas Everest Societe Par Actions Simplifiee Gaming software and service business	Jul. 31, 2012 Spring Asia Limited	Aug. 15, 2012 Game First International Corporation	Jul. 31, 2012 Game First International Corporation
Divestitures [Line Items]
Percentage of ownership interest sold						60.00%				33.66%	60.00%	60.00%			100.00%
Ownership retained						20.00%
Consideration for sale								$ 3,000,000									$ 3,000,000
Consideration received																750,000
Deferred gain on deconsolidation of IAH							211,000	211,000
Consideration installments receivable							2,250,000
Loss on disposal of property, plant and equipment	208,000	49,000	125,000						588,000
Proceeds from sale of assets and liabilities of gaming and software business	(1,308,000)	4,739,000									100,000,000
Gain from sale of assets and liabilities of gaming and software business				2,480,000	79,140,000							79,140,000		2,480,000
Investments percentages accounted under equity method accounting										33.66%	40.00%	40.00%	40.00%			30.00%
Total Consideration receivable in deconsolidation										1,700,000
Consideration received in de- consolidation, cash										$ 985,000